Investment Strategy	Sep. 30, 2025
Artisan Developing World Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of securities that offers exposure to developing world economies. In pursuit of this goal, the team generally invests substantially in equity securities of issuers domiciled in or economically tied to countries the team considers to have characteristics typical of the developing world, including companies based in developed markets. The team believes a portfolio of companies with these characteristics will be well positioned to deliver attractive risk-adjusted returns over the long term.Under normal circumstances, the Fund invests substantially in equity securities of issuers domiciled in or economically tied to one or more markets in the developing world. The team generally considers developing world to include countries that are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging or frontier markets indices, or that are classified under a similar corresponding classification, by organizations such as the World Bank, United Nations, International Finance Corporation or the International Monetary Fund. For purposes of the Fund’s investments, a determination that an issuer is economically tied to one or more countries in the developing world is based on factors including, but not limited to: domicile or principal office location, sources of its revenues or customers, countries in which a product is used, and/or whether the issuer is indirectly exposed to the risks or economic fortunes of a developing market.The Fund may invest in US and non-US companies of all market capitalizations. The Fund may invest in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund‘s prospectus, but may be called different names by issuers).
Artisan Emerging Markets Debt Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a differentiated portfolio of securities, derivatives and other instruments that offer long and short exposures to emerging markets. The team seeks to identify emerging market countries that are undergoing or poised for strong economic growth or structural changes, such as political, legislative and/or economic reforms. The team seeks to invest in corporate and sovereign debt instruments that offer exposures to those emerging market countries at attractive absolute and relative credit risk premium. As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research.Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in emerging market debt securities or instruments that have similar economic characteristics. These securities and other instruments include instruments issued or guaranteed by companies, financial institutions and government entities and/or their agencies and instrumentalities domiciled in or with exposure to emerging market countries, as well as derivatives or similar instruments used to gain or manage exposure to emerging market debt securities and/or manage related risk factors. The Fund considers emerging market countries to include any country other than Canada, Luxembourg, the US and the countries comprising the MSCI EAFE Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom).The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund may have significant investment in a particular geographic region or country. The Fund may invest in debt instruments of all types, including, without limitation, sovereign issues, treasury obligations, bonds, loans, commercial paper, credit linked notes, covered bonds, convertible bonds and other fixed-, variable- and floating-rate securities that are either secured or unsecured, and, either senior or subordinated. The Fund may invest, without limitation, in debt instruments of any credit rating, including instruments that are rated below investment grade (below BBB- by Standard & Poor’s Rating Service or Fitch, Inc. or below Baa3 by Moody’s Investors Service, Inc.), or comparably rated by another nationally recognized statistical rating organization, or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds.” The Fund may invest in debt instruments that are non-performing at the time of purchase. The Fund may invest in debt securities of any maturity. The Fund’s investments are not subject to any restrictions with respect to duration.The Fund expects to achieve certain exposures primarily through derivative transactions. These derivatives include, without limitation, forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and swaps, including interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may have the effect of creating investment leverage. The Fund may use derivatives to seek to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks, for speculation purposes to gain certain types of exposures and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may also utilize derivatives to take short positions in underlying assets and non-USD currencies to hedge certain risk factors. The Fund intends to use all or a portion of the proceeds from its short positions to take additional long positions or otherwise use in a manner consistent with its investment guidelines. The Fund may engage in repurchase agreements, reverse repurchase agreements and forward commitments.The Fund expects to hold US Treasury, government agency securities and agency mortgage-backed securities (and derivatives thereon), and stripped securities to use as collateral for its derivatives positions and to help manage duration. The Fund is permitted to invest in equity securities and exchange-traded funds (“ETFs”). The Fund may invest in private placements and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as matter of contract or under federal securities laws). The Fund may have investment exposure to the commodities markets and/or Regulation S securities primarily through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may invest up to 25% of its total assets in its Subsidiary.The Fund may borrow up to the amount allowed by applicable law to enhance total return, fund redemptions, post collateral for hedges, or to purchase investments prior to settlement of pending sale transactions.In addition to instruments issued by emerging market issuers, the Fund may also invest in securities and other instruments of US and other non-emerging market issuers, and securities denominated in currencies other than emerging market currency.
Artisan Floating Rate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to invest in issuers with high quality business models that have compelling risk-adjusted return characteristics. The Fund employs a fundamental investment process to construct a diversified portfolio comprised primarily of floating rate debt instruments that are attractively valued, including, without limitation, floating rate leveraged loans, which could include, among other types of loans, senior secured loans, unsecured loans, second lien loans, bridge loans and junior loans.The Fund’s investment team’s research process has four primary pillars:■Business Quality—The team uses a variety of sources to understand the resiliency of an issuer’s business model. The team analyzes the general health of the industry in which an issuer operates, the issuer’s competitive position, barriers to entry, the dynamics of industry participants, and the decision-making history of the issuer’s management and, when applicable, financial equity sponsor. As part of the team’s analysis of a company’s business quality, among other factors, the team considers certain environmental, social and governance (“ESG”) factors relating to the company. These ESG factors may include the impact of environmental regulatory change, the use of human, natural and physical resources and corporate governance structures and practices. When the team deems a factor material to the value of a company, the team incorporates it into its decision-making process. ■Financial Strength and Flexibility—The team believes that analyzing the history and trend of free cash flow generation is critical to understanding an issuer’s financial health. The team’s financial analysis also considers an issuer’s capital structure, refinancing options, asset or collateral coverage, financial covenants, amortization schedules and overall financial transparency.■Downside Analysis—The team believes that credit instruments by their nature have an asymmetric risk profile. The risk of loss is often greater than the potential for gain, particularly when looking at below investment grade issuers. The team seeks to manage this risk with what it believes to be conservative financial projections that account for industry position, competitive dynamics and positioning within the capital structure. ■Value Identification—The team uses multiple metrics to determine the value of an investment opportunity. The team looks for credit improvement potential, relative value within an issuer’s capital structure and against industry peers, catalysts for business improvement and potential value stemming from market or industry dislocations and/or mergers and acquisitions (“M&A”).Under normal circumstances, the Fund will invest no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in floating rate debt instruments and other investments that are the economic equivalent of floating rate debt instruments or enable the Fund to achieve a floating rate of income. Floating rate debt instruments for this purpose are those debt obligations of companies or other entities that have (a) interest at rates that adjust periodically, often, though not necessarily, based on a benchmark rate plus a premium or spread over the benchmark rate, or (b) maturities of six months or less even if the interest rates do not adjust periodically. The benchmark rate usually is the Prime Rate, Secured Overnight Funding Rate (“SOFR”), the Federal Reserve federal funds rate, or other base lending rates used by commercial lenders. In addition, fixed-rate investments with respect to which the Fund has entered into derivative instruments, such as, for example, interest rate swaps, to effectively convert the fixed-rate interest payments into floating or adjustable rate interest payments; exchange-traded funds (“ETFs”) or notes that provide exposure to floating or adjustable rate loans or obligations; and cash and cash equivalents (for example, money market funds) are examples of other investments considered by the Fund to be eligible for the purpose of satisfying the 80% policy.Under normal circumstances, the Fund will invest primarily in instruments that are rated, at the time of purchase, below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds.” Although the Fund expects to primarily invest in instruments that are rated below investment grade (or unrated but determined by Artisan Partners to be of comparable quality) at the time of purchase, the Fund may invest without limit in instruments of any credit quality, including investment grade instruments and securities of stressed or distressed issuers. The Fund may invest in debt securities of any maturity.The Fund may invest without limit in securities and other instruments of US and non-US issuers, including issuers economically tied to “emerging market” countries, securities traded principally outside of the United States, and securities denominated in currencies other than the US dollar. The Fund usually seeks (but is not required) to hedge against the risk of loss resulting from currency fluctuation.In addition to floating rate debt instruments, the Fund also may invest in other corporate fixed income instruments of varying maturities, including fixed-rate instruments, debentures, notes, commercial paper and other types of corporate debt instruments across the credit quality spectrum, such as stressed and distressed debt securities. The Fund may invest in private placements and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws). The Fund also may invest in ETFs.The Fund may use derivatives for investment, duration management or hedging purposes, or with the purpose or effect of creating investment leverage. The Fund may also use derivatives to manage liquidity risk. The Fund’s investments in derivative instruments may include investments in, among other instruments, futures contracts, swap contracts and certain currency instruments such as currency forward contracts and currency swap contracts.
Artisan Focus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment approach is based on idea generation, a systematic framework for analyzing companies and proactive risk management. Utilizing this approach, the team seeks to construct a focused portfolio designed to maximize alpha while limiting downside risk over the long term.■Idea Generation—The team believes a key element in alpha generation is finding areas where the team’s views on industry fundamentals differ from consensus estimates. In this pursuit, the team seeks to identify inflections in multi-year trends which may be caused by changes in supply/demand dynamics, societal behavior, market conditions, technology, laws/regulations and business models, among other variables. The team believes these inflections are often misunderstood by market participants, and can lead to meaningful re-evaluations of industries and companies. Identifying themes helps the team develop a focused universe of companies to analyze more thoroughly. The team will also consider compelling idiosyncratic positions that are a good fit based on the team’s rigorous fundamental analysis.■Systematic Analytical Framework—The team applies a systematic framework for analyzing companies across sectors and themes, creating a repeatable and methodical decision-making process. The team’s proprietary company models focus on multi-year earnings power differentiation, expected outcome scenario analysis, return on invested capital and discounted cash flow valuations. Visual outputs are then produced through the firm's internally developed technology solutions, allowing the team to consistently evaluate positions across the portfolio.■Proactive Risk Management—The team incorporates risk management into all stages of its investment process. Metrics evaluated include crowding, correlation, volatility, stress tests, liquidity, factor analysis and macro drivers, all of which inform portfolio construction and position sizing. The team also uses various instruments, such as options, in an effort to magnify alpha and minimize downside.The Fund invests in common stocks and other equity securities of companies across a broad capitalization range. There are no restrictions on the market capitalizations of the companies in which the Fund may invest. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, a high percentage of the Fund’s total assets may be invested in a particular company, sector or industry. As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research.The Fund may invest up to 50% of its total assets at market value at the time of purchase in securities of non-US companies (including depositary receipts). The Fund’s investments in non-US securities may include investments in developed markets, as well as emerging and less developed markets. The Fund usually seeks (but is not required) to hedge against the risk of loss resulting from currency fluctuation. The Fund may invest in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names). The Fund also invests in exchange-traded funds (“ETFs”). The Fund also uses derivatives, such as options. The Fund may use derivatives for any purpose consistent with its investment objective, including, without limitation, to improve expected risk-adjusted returns and to obtain economic exposure to certain issuers. The Fund may implement short positions, including through the use of derivative instruments, or through short sales of instruments that are eligible investments for the Fund and generally intends to use short positions to reduce exposure to certain risks and for hedging purposes. The Fund intends to use all or a portion of the proceeds from its short positions to take additional long positions or otherwise use in a manner consistent with its investment guidelines. The Fund also may borrow money for investment purposes, including to purchase additional securities.The Fund may invest in real estate investment trusts (“REITs”). The Fund may also invest to a limited extent in debt securities (including securities rated below investment grade (below BBB- by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality), commonly known as “junk bonds,” and convertible debt securities of US or non-US issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity or duration.As a result of the Fund's use of derivatives, the Fund may hold significant amounts of short-term investments, including cash and cash equivalents. The Fund may also maintain a significant portion of its total assets in cash from time to time in response to adverse market, economic, political or other conditions. In addition, cash flows, including from shareholder investments and redemptions and purchases and sales of portfolio securities, may cause the Fund's cash position to be larger or smaller. If the Fund holds a significant portion of its assets in cash, its ability to meet its investment objective and/or the Fund's performance may be adversely affected.
Artisan Global Discovery Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of US and non-US growth companies across a broad capitalization range. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value. The Fund’s investment process focuses on two distinct elements—security selection and capital allocation. The team overlays its investment process with sustainability considerations and broad knowledge of the global economy.■Security Selection—The team seeks to identify companies that have franchise characteristics (e.g., low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name), are benefiting from an accelerating profit cycle and are trading at a discount to the team’s estimate of private market value. The team looks for companies that are well positioned for long-term growth, which is driven by demand for their products and services at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.■Capital Allocation—Based on the team’s fundamental analysis of a company’s profit cycle, it divides the portfolio into three parts. GardenSM investments are small positions in the early part of their profit cycle that may warrant more sizeable allocations as their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because the team believes they are moving through the strongest part of their profit cycles. HarvestSM investments are positions that are being reduced as they near the team’s estimates of full valuation or their profit cycles begin to decelerate.■Sustainability Considerations—The team employs a framework in assessing material sustainability exposures that informs its security selection and capital allocation process. ■Broad Knowledge—The team overlays the security selection and capital allocation elements of its investment process with a desire to invest opportunistically across the entire global economy. The team seeks broad knowledge of the global economy in order to position it to find growth wherever it occurs.The Fund primarily invests in common stocks and other equity securities of US and non-US companies, including depositary receipts. The Fund’s investments in non-US securities may include investments in developed markets, as well as emerging and less developed markets.The Fund generally focuses on mid-cap companies; however, there are no restrictions on the market capitalizations of the companies in which the Fund may invest.The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers).
Artisan Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global (i.e., US and non-US) diversified portfolio of companies of all market capitalizations. The team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.■Themes—The team identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.■Sustainable Growth—The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team. As part of the investment process, the team considers material environmental, social and governance factors alongside other fundamental research.■Valuation—The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.
Artisan Global Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of US and non-US growth companies across a broad capitalization range. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value. The Fund’s investment process focuses on two distinct elements—security selection and capital allocation. The team overlays its investment process with sustainability considerations and broad knowledge of the global economy.■Security Selection—The team seeks to identify companies that have franchise characteristics (e.g., low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name), are benefiting from an accelerating profit cycle and are trading at a discount to the team’s estimate of private market value. The team looks for companies that are well positioned for long-term growth, which is driven by demand for their products and services at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.■Capital Allocation—Based on the team’s fundamental analysis of a company’s profit cycle, it divides the portfolio into three parts. GardenSM investments are small positions in the early part of their profit cycle that may warrant more sizeable allocations as their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because the team believes they are moving through the strongest part of their profit cycles. HarvestSM investments are positions that are being reduced as they near the team’s estimates of full valuation or their profit cycles begin to decelerate.■Sustainability Considerations—The team employs a framework in assessing material sustainability exposures factors that informs its security selection and capital allocation process. ■Broad Knowledge—The team overlays the security selection and capital allocation elements of its investment process with a desire to invest opportunistically across the entire global economy. The team seeks broad knowledge of the global economy in order to position it to find growth wherever it occurs.The Fund primarily invests in common stocks and other equity securities of US and non-US companies, including depositary receipts. The Fund’s investments in non-US securities may include investments in developed markets, as well as emerging and less developed markets. The Fund generally focuses on mid- and large-cap companies; however, there are no restrictions on the market capitalizations of the companies in which the Fund may invest.The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers).
Artisan Global Unconstrained Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a differentiated portfolio of securities, derivatives and other instruments that offer long and short exposures around the world. The team seeks to identify countries that are undergoing or poised for strong economic growth or structural changes, such as political, legislative and/or economic reforms. The team seeks to invest in corporate and sovereign debt instruments that offer exposures to those countries at attractive absolute and relative credit risk premium. As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research.The Fund primarily invests in debt securities and instruments with similar economic characteristics. The Fund may have significant investment in a particular geographic region or country and typically a portion will be invested in emerging market countries. The Fund may invest without limit in securities and other instruments of US and non-US issuers, including issuers economically tied to emerging market countries, securities traded principally outside the United States, and securities denominated in currencies other than the US dollar.The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.The Fund may invest in debt instruments of all types, including, without limitation, sovereign issues, treasury obligations, bonds, loans, commercial paper, credit linked notes, covered bonds, convertible bonds and other fixed-, variable- and floating-rate securities that are either secured or unsecured, and, either senior or subordinated. The Fund may invest, without limitation, in debt instruments of any credit rating, including instruments that are rated below investment grade (below BBB- by Standard & Poor’s Rating Service or Fitch, Inc. or below Baa3 by Moody’s Investors Service, Inc.), or comparably rated by another nationally recognized statistical rating organization, or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds.” The Fund may invest in debt instruments that are non-performing at the time of purchase. The Fund may invest in debt securities of any maturity. The Fund’s investments are not subject to any restrictions with respect to duration. The Fund expects to achieve certain exposures primarily through derivative transactions. These derivatives include, without limitation, forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and swaps, including interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may have the effect of creating investment leverage. The Fund may use derivatives to seek to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks, for speculation purposes to gain certain types of exposures and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may also utilize derivatives to take short positions in underlying assets and non-USD currencies to hedge certain risk factors. The Fund intends to use all or a portion of the proceeds from its short positions to take additional long positions or otherwise use in a manner consistent with its investment guidelines. The Fund’s use of derivatives is frequently extensive. The Fund expects to hold US Treasury, government agency securities and agency mortgage-backed securities (and derivatives thereon), and stripped securities to use as collateral for its derivatives positions and to help manage duration. The Fund may engage in repurchase agreements, reverse repurchase agreements and forward commitments, and may engage a substantial portion of its assets in short sales. The Fund may also invest in equity securities and exchange-traded funds (“ETFs”). The Fund may invest in private placements and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as matter of contract or under federal securities laws). The Fund may have investment exposure to the commodities markets and/or Regulation S securities primarily through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may invest up to 25% of its total assets in its Subsidiary.The Fund may borrow up to the amount allowed by applicable law to enhance total return, fund redemptions, post collateral for hedges, or to purchase investments prior to settlement of pending sale transactions.
Artisan Global Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of securities of undervalued US and non-US companies. The team seeks to invest in what the team considers to be high quality, undervalued companies with strong balance sheets and shareholder-oriented management teams.The team’s investment process focuses on four key characteristics:■Undervaluation—Determining the intrinsic value of a business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.■Business Quality—The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.■Financial Strength—The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.■Shareholder-Oriented Management—The team’s research process attempts to identify management teams with a history of building value for shareholders.Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to the team’s estimate of the company’s intrinsic value. The team manages the portfolio by generally taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for investment-related concerns, including diversification, risk management and liquidity). As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research.The focus of the investment process is on individual companies, not on selection of countries or regions.Under normal market conditions, the Fund primarily invests in common stocks and other equity securities, both within and outside the US. The Fund also may invest in emerging and less developed markets. The Fund generally invests in US and non-US companies with market capitalizations of at least $2 billion at the time of initial purchase. The Fund may continue to invest in a company should its market capitalization fall below $2 billion.The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers).From time to time, the team may conclude that a security other than an equity security presents a more attractive risk/reward profile. Accordingly, the Fund may invest to a limited extent in debt securities (including lower-rated securities, which include securities rated below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds,”) and convertible debt securities of US or non-US issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity.
Artisan High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to invest in issuers with high quality business models that have compelling risk-adjusted return characteristics. The Fund employs a fundamental investment process to construct a diversified portfolio of attractively valued high yield corporate bonds (often referred to as “junk bonds”) and secured and unsecured loans, including, without limitation, bridge financing, senior and subordinated loans, delayed funding loans and revolving credit facilities, and loan participations and assignments.The Fund’s investment team’s research process has four primary pillars:■Business Quality—The team uses a variety of sources to understand the resiliency of an issuer’s business model. The team analyzes the general health of the industry in which an issuer operates, the issuer’s competitive position, barriers to entry, the dynamics of industry participants, and the decision-making history of the issuer’s management and, when applicable, financial equity sponsor. As part of the team’s analysis of a company’s business quality, among other factors, the team considers certain environmental, social and governance (“ESG”) factors relating to the company. These ESG factors may include the impact of environmental regulatory change, the use of human, natural and physical resources and corporate governance structures and practices. When the team deems a factor material to the value of a company, the team incorporates it into its decision-making process. ■Financial Strength and Flexibility—The team believes that analyzing the history and trend of free cash flow generation is critical to understanding an issuer’s financial health. The team’s financial analysis also considers an issuer’s capital structure, refinancing options, asset or collateral coverage, financial covenants, amortization schedules and overall financial transparency.■Downside Analysis—The team believes that credit instruments by their nature have an asymmetric risk profile. The risk of loss is often greater than the potential for gain, particularly when looking at below investment grade issuers. The team seeks to manage this risk with what it believes to be conservative financial projections that account for industry position, competitive dynamics and positioning within the capital structure. ■Value Identification—The team uses multiple metrics to determine the value of an investment opportunity. The team looks for credit improvement potential, relative value within an issuer’s capital structure and against industry peers, catalysts for business improvement and potential value stemming from market or industry dislocations and/or mergers and acquisitions (“M&A”).Under normal circumstances, the Fund will invest primarily in instruments that are rated, at the time of purchase, below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds.” The Fund may invest a significant portion of its assets in high-yield securities that are rated in the lower rating categories by one or more NRSRO (for example, CCC+ or lower by S&P or Fitch or Caa1 or lower by Moody’s) or, if unrated, are determined by Artisan Partners to be of comparable quality. The Fund may invest in debt securities of any maturity.The Fund may invest without limit in securities and other instruments of US and non-US issuers, including issuers economically tied to “emerging market” countries, securities traded principally outside of the United States, and securities denominated in currencies other than the US dollar. The Fund usually seeks (but is not required) to hedge against the risk of loss resulting from currency fluctuation. The Fund may invest in private placements and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws).In addition to high yield corporate bonds and loans, the Fund also may invest in other corporate fixed income instruments of varying maturities, including fixed-, variable- and floating-rate bonds, debentures, notes, commercial paper and other types of corporate debt instruments across the credit quality spectrum, such as stressed and distressed debt securities. The Fund may use derivatives for investment, duration management or hedging purposes, or with the purpose or effect of creating investment leverage. The Fund also may invest in debt obligations issued by governments (including, without limitation, obligations issued or guaranteed by the US government) and/or their agencies and instrumentalities.
Artisan International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a diversified portfolio of non-US growth companies of all market capitalizations. The team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.■Themes—The team identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.■Sustainable Growth—The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team. As part of the investment process, the team considers material environmental, social and governance factors alongside other fundamental research.■Valuation—The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.The Fund invests primarily in developed markets but also may invest up to 35% of the Fund’s total assets at market value at the time of purchase in emerging and less developed markets. Under normal market conditions, the Fund is substantially fully invested in common stocks and similar securities, and invests at least 65% of its net assets at market value at the time of purchase in securities of non-US companies. There are no restrictions on the size of the companies in which the Fund may invest. The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers).
Artisan International Explorer Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of securities of undervalued, primarily non-US small companies. The team seeks to invest in what the team considers to be high quality, undervalued companies with strong balance sheets and shareholder-oriented management teams.The team’s investment process focuses on four key characteristics:■Undervaluation—Determining the intrinsic value of a business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.■Business Quality—The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.■Financial Strength—The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.■Shareholder-Oriented Management—The team’s research process attempts to identify management teams with a history of building value for shareholders.Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to the team’s estimate of the company’s intrinsic value. The team manages the portfolio by generally taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for investment-related concerns, including diversification, risk management and liquidity). As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research.The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund invests no less than 65% of its total assets (excluding cash and cash equivalents), measured at market value at the time of purchase, in common stocks and other securities of non-US companies. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, a high percentage of the Fund’s total assets may be invested in a particular company, sector or industry. The Fund may invest a substantial portion of its total assets in emerging and less developed markets. The Fund may invest in companies of any size, but anticipates investing primarily in small-capitalization (“small-cap”) companies. Small-cap companies for this purpose are those companies with a market capitalization below $5 billion at the time of the Fund’s investment.The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers). The Fund may (but is not required) to hedge against the risk of loss resulting from currency fluctuation.The Fund invests primarily in equity securities but, from time to time, the team may conclude that a security other than an equity security presents a more attractive risk/reward profile. Accordingly, the Fund may invest to a limited extent in debt securities of US and non-US issuers, including loans, that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity or duration.
Artisan International Small-Mid Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental stock selection process focused on identifying durable and idiosyncratic opportunities to build a diversified portfolio of primarily non-US small- and mid-cap growth companies. The team generally seeks long-term investments in high-quality businesses exposed to structural growth themes that can be acquired at sensible valuations in contrarian fashion and are led by excellent management teams.■Investing with Tailwinds—The team identifies structural themes at the intersection of growth and change with the objective of investing in companies having meaningful exposure to these trends. Themes represent a secular outlook, are generally industry specific, and are identified from a bottom-up perspective.■High-Quality Businesses—The team seeks companies that it views as future industry leaders with sustainable growth characteristics that can be owned for the long term. Those characteristics include differentiated and defensible business models, strong balance sheets, dynamic management teams, favorable positions within their industry value chains and high or improving returns on capital. As part of the investment process, the team considers material environmental, social and governance factors, which may include corporate governance principles, treatment of employees and exposure to regulatory risk, alongside other fundamental research.■A Contrarian Approach to Valuation—The team seeks to invest in high-quality businesses in contrarian fashion. Mismatches between stock price and long-term business value are created by market dislocations, temporary slowdowns in individual businesses or misperceptions in the investment community.■Manage Unique Risks of International Small- and Mid-Cap Equities—International small- and mid-cap equities are exposed to unique investment risks that require managing. The team defines risk as including permanent loss of capital, not just share price volatility. The team manages this risk by having a long-term ownership focus, understanding the direct and indirect security risks for each business, constructing the portfolio on a well-diversified basis and sizing positions according to individual risk characteristics.Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in common stocks and other securities of small- and mid-cap companies. Small- and mid-cap companies for this purpose are those companies with a market capitalization below $30 billion or having a market capitalization similar to the constituents of the MSCI All Country World (ACWI) ex USA SMID Index at the time of the Fund’s investment. Some of these companies, although small by US standards, might rank among the largest in their countries by market capitalization. Under normal market conditions, the Fund will invest at least 65% of its total assets at market value at the time of purchase in securities of non-US companies. The Fund invests in developed markets and emerging and less developed markets. The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers). From time to time, the team may conclude that a security other than an equity presents a more attractive risk/reward profile. Accordingly, the Fund may invest to a limited extent in debt securities (including lower-rated securities), which include securities rated below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds,” and convertible debt securities of US or non-US issuers that meet the Fund’s investment criteria.
Artisan International Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of securities of undervalued non-US companies of all sizes. The team seeks to invest in what the team considers to be high quality, undervalued companies with strong balance sheets and shareholder-oriented management teams.The team’s investment process focuses on four key characteristics:■Undervaluation—Determining the intrinsic value of a business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.■Business Quality—The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.■Financial Strength—The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.■Shareholder-Oriented Management—The team’s research process attempts to identify management teams with a history of building value for shareholders.Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to the team’s estimate of the company’s intrinsic value. The team manages the portfolio by generally taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for investment-related concerns, including diversification, risk management and liquidity).The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund invests no less than 80% of its total assets (excluding cash and cash equivalents), measured at market value at the time of purchase, in common stocks and other securities of non-US companies. The Fund invests primarily in developed markets but also may invest in emerging and less developed markets. The Fund may invest in companies of any size. The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers). The Fund invests primarily in equity securities but, from time to time, the team may conclude that a security other than an equity security presents a more attractive risk/reward profile. Accordingly, the Fund may invest to a limited extent in debt securities of US and non-US issuers, including loans, that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity.
Artisan Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of US mid-cap growth companies. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value. The Fund’s investment process focuses on two distinct elements—security selection and capital allocation. The team overlays its investment process with sustainability considerations and broad knowledge of the global economy.■Security Selection—The team seeks to identify companies that have franchise characteristics (e.g., low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name), are benefiting from an accelerating profit cycle and are trading at a discount to the team’s estimate of private market value. The team looks for companies that are well positioned for long-term growth, which is driven by demand for their products and services at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.■Capital Allocation—Based on the team’s fundamental analysis of a company’s profit cycle, it divides the portfolio into three parts. GardenSM investments are small positions in the early part of their profit cycle that may warrant more sizeable allocations as their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because the team believes they are moving through the strongest part of their profit cycles. HarvestSM investments are positions that are being reduced as they near the team’s estimates of full valuation or their profit cycles begin to decelerate.■Sustainability Considerations—The team employs a framework in assessing material sustainability exposures factors that informs its security selection and capital allocation process. ■Broad Knowledge—The team overlays the security selection and capital allocation elements of its investment process with a desire to invest opportunistically across the entire global economy. The team seeks broad knowledge of the global economy in order to position it to find growth wherever it occurs.The Fund invests primarily in US companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in the Russell Midcap® Index. Under normal circumstances, the Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of the companies included in the Russell Midcap® Index or Russell Midcap® Growth Index, whichever is greater.The Fund may invest up to 15% of its total assets at market value at the time of purchase in common stocks and other securities of non-US companies (including depositary receipts). The Fund’s investments in non-US securities may include investments in developed markets, as well as emerging and less developed markets.
Artisan Select Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a focused portfolio of securities of undervalued US companies across a broad capitalization range. The team seeks to invest in what the team considers to be high quality, undervalued companies with strong balance sheets and shareholder-oriented management teams.The team’s investment process focuses on four key characteristics:■Undervaluation—Determining the intrinsic value of a business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.■Business Quality—The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.■Financial Strength—The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.■Shareholder-Oriented Management—The team’s research process attempts to identify management teams with a history of building value for shareholders.Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to the team’s estimate of the company’s intrinsic value. The team manages the portfolio by generally taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for investment-related concerns, including diversification, risk management and liquidity). As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research.Under normal market conditions, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities or instruments that have similar economic characteristics. The Fund will invest primarily in US companies but may invest up to 20% of its total assets at market value at the time of purchase in non-US companies, including those in emerging and less developed markets. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund will typically hold 20-30 securities. As a result, a high percentage of the Fund’s total assets may be invested in a particular company, sector or industry. The Fund will generally not invest more than 10% of its total assets, at the time of purchase, in the securities of a single issuer. There are no restrictions on the market capitalizations of the companies in which the Fund may invest. The Fund may invest up to 10% of its assets, measured at the time of purchase, in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers). There are no restrictions on the market capitalizations of the companies in which the Fund may invest. From time to time, the team may conclude that a security other than an equity security presents a more attractive risk/reward profile. Accordingly, the Fund may invest to a limited extent (in any event, no more than 20% of its net assets plus any borrowings for investment purposes at market value at the time of purchase) in debt securities (including lower-rated securities, which include securities rated below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds”), and convertible debt securities of US or non-US issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity.
Artisan Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of US small-cap growth companies. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value. The Fund’s investment process focuses on two distinct elements—security selection and capital allocation. The team overlays its investment process with sustainability considerations and broad knowledge of the global economy.■Security Selection—The team seeks to identify companies that have franchise characteristics (e.g., low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name), are benefiting from an accelerating profit cycle and are trading at a discount to the team’s estimate of private market value. The team looks for companies that are well positioned for long-term growth, which is driven by demand for their products and services at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.■Capital Allocation—Based on the team’s fundamental analysis of a company’s profit cycle, it divides the portfolio into three parts. GardenSM investments are small positions in the early part of their profit cycle that may warrant more sizeable allocations as their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because the team believes they are moving through the strongest part of their profit cycles. HarvestSM investments are positions that are being reduced as they near the team’s estimates of full valuation or their profit cycles begin to decelerate.■Sustainability Considerations—The team employs a framework in assessing material sustainability exposures factors that informs its security selection and capital allocation process. ■Broad Knowledge—The team overlays the security selection and capital allocation elements of its investment process with a desire to invest opportunistically across the entire global economy. The team seeks broad knowledge of the global economy in order to position it to find growth wherever it occurs.The Fund invests primarily in US companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies. The Fund defines small companies as those with market capitalizations less than $8 billion or the market capitalization of the largest company in the Russell 2000® Index on a rolling one-year basis, whichever is greater. The Fund will not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell 2000® Index as of the most recent calendar year-end (between $5.6 million and $31.2 billion as of 31 December 2025).The Fund may invest in the securities of non-US companies, but only if the securities are purchased or sold in the US. The Fund’s maximum investment in those securities, including, without limitation, depositary receipts, is 10% of the Fund’s total assets at market value at the time of purchase. The Fund may also, from time to time, invest in other private placements and restricted securities.
Artisan Sustainable Emerging Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental research process to construct a portfolio of emerging market companies. The team seeks to invest in companies that it believes are uniquely positioned to benefit from the growth potential in emerging markets and possess a sustainable global competitive advantage.■Sustainable Earnings—The team believes that over the long-term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. The team determines a company’s sustainable earnings based upon financial and strategic analyses. The team’s financial analysis of a company’s balance sheet, income statement and statement of cash flows focuses on identifying historical drivers of return on equity. The team’s strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability.■Sustainability Assessment—The team believes that a company’s long-term direction and degree of change across multiple environmental, social and governance (“ESG”) metrics are important indicators of a company’s sustainable growth potential. The team seeks to assess a company’s sustainable growth potential by monitoring for improvement or deterioration in ESG metrics. The team’s sustainability assessment has incident-based and empirical components to evaluate a company’s historical, current and future potential behavior. The team uses a proprietary scoring system for the incident-based and empirical components of the assessment, which informs the team’s view of a company’s target price.■Risk Analysis—The team believes a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The team’s risk-rating assessment includes a review of country-appropriate macroeconomic risk factors to which a company is exposed.■Valuation—The team believes investment opportunities develop when businesses with sustainable earnings are undervalued relative to peers and historical industry, country and regional valuations. The team values a business and develops a price target for a company based on its assessment of the business’s sustainable earnings, sustainability assessment and risk analysis.In the sustainability assessment, the team considers incident-based data from a third-party provider and the team’s internal research to score ESG factors that may materially impact a company’s sustainable growth potential, including but not limited to:Governance■Board management■Business ethics and competitive behavior■Reporting transparency and communication■Shareholder ownership and rightsEnvironmental■Climate change risk, mitigation and adaptation■Water stress■Land use impact and bio-diversity lossSocial■Human rights and responsibility to the community■Human capital, labor rights and equity■Data privacy and securityFor each company, as part of its sustainability assessment, the team generates an overall sustainability score from 1 (lowest) to 5 (highest) based on separate incident-based scores and empirical scores. The team derives the incident-based scores from data provided by a third-party provider, which considers the frequency and severity of ESG-related incidents to measure positive or negative change over time and rate a company’s ESG risk. The team generates the empirical sustainability scores based on the team’s research and engagement with companies on ESG factors. The team uses the sustainability assessment scores in evaluating a company’s target price, adjusting the price upward for high scores (4 or 5) or downward for low scores (1 or 2). The target price adjustment is not symmetric; premiums applied to companies with high sustainability scores are not as significant as discounts applied to companies with low sustainability scores.The team’s sustainability assessment does not exclude companies from potential investment; rather it is used to measure the influence of a company’s ESG-related risks on its potential sustainable earnings and stock price.Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities of issuers domiciled, headquartered, or whose primary business activities or principal trading markets are in emerging and less developed markets. The Fund generally will not invest more than 15% of its total assets in the securities of a single issuer, measured at the time of purchase. The Fund invests in common stocks and other equity securities of companies across a broad market capitalization range. The companies in which the Fund invests generally have market capitalizations of at least $400 million at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization from time to time. The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers).